Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1]	Total

At February 28, 2026
Owned assets
Cost	504,776	165,810	222,820	147,207	214,518	4,868,336	-	6,123,467
Accumulated depreciation	(51,760)	(118,783)	(165,388)	-	-	(2,922,499)	-	(3,258,430)
Carrying value	453,016	47,027	57,432	147,207	214,518	1,945,837	-	2,865,037

Right-of-use assets
Cost	184,101	285,329	19,276	-	-	-	-	488,706
Accumulated depreciation	(100,815)	(82,971)	(19,267)	-	-	-	-	(203,053)
Carrying value	83,286	202,358	9	-	-	-	-	285,653

Total	536,302	249,385	57,441	147,207	214,518	1,945,837	-	3,150,690

At February 28, 2025
Owned assets
Cost	484,798	165,439	190,549	152,253	259,360	3,877,236	-	5,129,635
Accumulated depreciation	(39,752)	(114,704)	(145,027)	-	-	(2,535,145)	-	(2,834,628)
Carrying value	445,046	50,735	45,522	152,253	259,360	1,342,091	-	2,295,007

Right-of-use assets
Cost	200,114	159,944	19,334	-	-	-	-	379,392
Accumulated depreciation	(108,540)	(38,367)	(19,277)	-	-	-	-	(166,184)
Carrying value	91,574	121,577	57	-	-	-	-	213,208

Total	536,620	172,312	45,579	152,253	259,360	1,342,091	-	2,508,215
[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 441.6 million (February 28, 2025: ZAR 429.2 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.

Schedule of Reconciliation of the Carrying Value of Property, Plant and Equipment

Reconciliation of the carrying value of property, plant and equipment

Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2026
Beginning balance	445,046	50,735	45,522	152,253	259,360	1,342,091	-	2,295,007
Additions	22,162	14,075	43,376	144,265	396,401	537,690	-	1,157,969
Transfer between categories	-	-	-	(149,311)	(441,243)	590,554	-	-
Transfer between asset classes	-	-	-	-	-	56,146	-	56,146
Reclassification[3]						137,049		137,049
Disposals	-	(2,380)	(262)	-	-	-	-	(2,642)
Depreciation	(13,436)	(14,441)	(28,803)	-	-	(669,284)	-	(725,964)
Translation adjustments	(756)	(962)	(2,401)	-	-	(48,409)	-	(52,528)
Ending balance	453,016	47,027	57,432	147,207	214,518	1,945,837	-	2,865,037

Right-of-use assets
Beginning balance	91,574	121,577	57	-	-	-	-	213,208
Additions	36,523	131,222	-	-	-	-	-	167,745
Transfer	-	-	-	-	-	-	-	-
Disposals	(436)	(1,494)	-	-	-	-	-	(1,930)
Depreciation	(40,093)	(48,171)	(46)	-	-	-	-	(88,310)
Translation adjustments	(4,282)	(776)	(2)	-	-	-	-	(5,060)
Ending balance	83,286	202,358	9	-	-	-	-	285,653

Total	536,302	249,385	57,441	147,207	214,518	1,945,837	-	3,150,690
Figures in Rand thousands	Land and Property[1]	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Construction in progress[1,2]	Total

At February 28, 2025
Owned assets
Beginning balance	122,717	34,470	41,337	130,511	215,539	1,032,250	266,870	1,843,694
Additions	11,578	25,962	37,336	207,584	325,248	359,183	55,480	1,022,371
Transfer between categories	322,350	5,674	-	(185,842)	(273,443)	459,285	(322,350)	5,674
Disposals	(1,509)	(2,100)	(1,257)	-	-	(3,625)	-	(8,491)
Depreciation	(9,655)	(12,576)	(30,615)	-	-	(484,760)	-	(537,606)
Translation adjustments	(435)	(695)	(1,279)	-	(7,984)	(20,242)	-	(30,635)
Ending balance	445,046	50,735	45,522	152,253	259,360	1,342,091	-	2,295,007

Right-of-use assets
Beginning balance	113,092	75,895	113	-	-	-	-	189,100
Additions	24,894	83,629	2	-	-	-	-	108,525
Transfer	-	(5,674)	-	-	-	-	-	(5,674)
Disposals	(3,220)	(2,051)	-	-	-	-	-	(5,271)
Depreciation	(39,806)	(29,018)	(57)	-	-	-	-	(68,881)
Translation adjustments	(3,386)	(1,204)	(1)	-	-	-	-	(4,591)
Ending balance	91,574	121,577	57	-	-	-	-	213,208

Total	536,620	172,312	45,579	152,253	259,360	1,342,091	-	2,508,215

[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 441.6 million (February 28, 2025: ZAR 429.2 million) were mortgaged to a bank as security for mortgaged loan (Note 15). The freehold land and building are for the new South African central office located at Rosebank, Johannesburg.
[2]	The construction of South African central office was completed and transferred to land and property during the year ended February 28, 2025.
[3]	Included in the “Reclassification” line is a reclassification of accumulated depreciation between capitalized rental units and commission assets relating to prior periods.